SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Statutory Reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of after tax profit, transferred annually by PRC subsidiaries to statutory surplus fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to statutory surplus fund (as a percent)	50.00%
Amount of appropriations made to statutory surplus fund and discretionary surplus fund	¥ 0	¥ 0	¥ 0